Net Loss Per Share	6 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

NOTE 7:- NET LOSS PER SHARE

The following table presents the computation of basic and diluted net loss per share:

	Six months ended June 30,
	2025	2024
Basic net earnings (loss) per ordinary share:
Numerator:
Allocation of undistributed earnings	$(2,388,294)	$131,797
Denominator:
Weighted average number of shares	7,999,615	7,878,501
Basic earnings (loss) per ordinary share	$(0.3)	$0.02

Diluted net earnings (loss) per ordinary share:
Numerator:
Allocation of undistributed earnings	$(2,388,294)	$131,797

Denominator:
Number of shares used in basic calculation	7,999,615	7,878,501
Effect of dilutive securities:
Weighted average effect of dilutive securities	-	67,823
Denominator for diluted earnings per ordinary share	7,999,615	7,946,324
Diluted earnings (loss) per ordinary share	$(0.30)	$0.02

The total weighted average number of shares related to outstanding options that have been excluded from the computation of diluted net loss per Ordinary Share due to their antidilutive effect was 6,215,425  for the six months ended June 30, 2025.